DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summarized Financial Information for Aforementioned Derivative Financial Instruments
Summarized financial information for all of the aforementioned derivative financial instruments is shown below:

	Years Ended December 31,
	2021	2020	2019
Non-cash gain (loss) from change in fair value recorded in Other, net	$4,762	$(2,531)	$(1,538)
Net cash settlement	$1,700	$1,582	$1,054